LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total rent expenses	$ 6,052	$ 6,856	$ 6,193
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease expired	Dec. 31, 2030